Income Taxes - Reconciliation of Income Taxes at Indian Statutory Income Tax Rate to Income Tax Expense as Reported (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)	Mar. 31, 2024 INR (₨)
Reconciliation of Estimated Income Taxes to Income Tax Expense as Reported [Line Items]
Income before income tax expense	₨ 939,027.9	$ 10,007.6	₨ 861,546.2	₨ 705,459.0
Expected income tax expense	₨ 236,334.5	$ 2,518.8	₨ 216,833.8	₨ 177,549.9
Expected income tax expense percent	25.17%	25.17%	25.17%	25.17%
Tax Jurisdiction of Domicile [Extensible Enumeration]	Foreign Tax Jurisdiction [Member]	Foreign Tax Jurisdiction [Member]	Foreign Tax Jurisdiction [Member]	Foreign Tax Jurisdiction [Member]
Adjustments to reconcile expected income tax to actual tax expense
Foreign tax effects	₨ (639.2)	$ (6.8)	₨ (51.2)	₨ (77.3)
Foreign tax effects percent	(0.07%)	(0.07%)	(0.01%)	(0.01%)
Cross border tax laws	₨ 1,676.9	$ 17.9	₨ 165.3	₨ 104.1
Cross border tax laws percent	0.18%	0.18%	0.02%	0.01%
Tax credit	₨ (1,037.7)	$ (11.1)	₨ (114.1)	₨ (26.8)
Tax credit percent	(0.11%)	(0.11%)	(0.01%)	0.00%
Interest on income tax refund, net of income tax effect	₨ (7,322.5)	$ (78.0)	₨ (6,452.8)	₨ (4,125.0)
Interest on income tax refund, net of income tax effect percent	(0.78%)	(0.78%)	(0.75%)	(0.58%)
Deficiencies/ (excess deductions) on Stock-based compensation	₨ (1,931.5)	$ (20.6)	₨ 1,427.1	₨ (10,645.6)
Deficiencies/ (excess deductions) on Stock-based compensation percent	(0.21%)	(0.21%)	0.17%	(1.51%)
Income subject to rates other than the statutory income tax rate	₨ (4,503.5)	$ (48.0)	₨ (910.8)	₨ (1,262.0)
Income subject to rates other than the statutory income tax rate percent	(0.48%)	(0.48%)	(0.11%)	(0.18%)
Changes in tax laws or rates enacted in the current period	₨ 0.0	$ 0.0	₨ (11,503.2)	₨ 0.0
Changes in tax laws or rates enacted in the current period percent	0.00%	0.00%	(1.34%)	0.00%
Special reserve deduction	₨ (7,550.4)	$ (80.5)	₨ (8,053.7)	₨ (5,143.2)
Special reserve deduction percent	(0.80%)	(0.80%)	(0.93%)	(0.73%)
Changes in unrecognized tax benefits of earlier years	₨ (726.1)	$ (7.7)	₨ (16,515.6)	₨ (80,874.4)
Changes in unrecognized tax benefits of earlier years percent	(0.08%)	(0.08%)	(1.92%)	(11.46%)
Other, net	₨ (2,369.0)	$ (25.3)	₨ 190.1	₨ 2,327.4
Other, net percent	(0.25%)	(0.25%)	0.02%	0.32%
Income tax expense	₨ 211,931.5	$ 2,258.7	₨ 175,014.9	₨ 77,827.1
Income tax expense percent	22.57%	22.57%	20.31%	11.03%